Schedule II Condensed Financial Information of Parent Company Only (Details 5) (FRBNY Credit Facility, USD $)	1 Months Ended
	Dec. 31, 2009	Dec. 01, 2009
FRBNY Credit Facility
FRBNY Credit Facility Transactions
Reduction in the outstanding loan balance	$ 25,000,000,000
Assignment of obligation under credit agreement to subsidiary		16,000,000,000
Settlement of payable to subsidiary with return of capital from subsidiary	$ 15,500,000,000